SCHEDULE OF TOTAL DEPRECIATION AND AMORTIZATION OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 490	$ 496	$ 503	$ 542	$ 543	$ 540	$ 1,000	$ 1,083	$ 1,490	$ 1,625	$ 2,153	$ 2,175
Amortization	110	110	110	109	109	110	219	219	329	328	438	719
Total depreciation and amortization expense	$ 600	$ 606	$ 613	$ 651	$ 652	$ 650	$ 1,219	$ 1,302	$ 1,819	$ 1,953	$ 2,591	$ 2,894